Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Net Loss per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Numerator:
Net loss	$(6,482)	$(5,960)	$(17,170)	$(16,177)
Less: Cumulative preferred dividends	(1,265)	(1,380)	(3,755)	(4,110)
Net loss attributable to common stockholders, basic and diluted	$(7,747)	(7,340)	$(20,925)	(20,287)

Denominator:
Weighted-average Common Stock outstanding, basic and diluted	21,851,606	18,616,362	21,522,618	18,605,482
Net loss per share attributable to common stockholders, basic and diluted	$(0.35)	$(0.39)	$(0.97)	$(1.09)

The following table sets forth the computation of basic and diluted loss per share (in thousands, except share and per share amounts):

	Year ended December 31,
	2024	2023
Numerator:
Net loss	$(20,795)	$(29,922)
Less: Induced conversion of Series A Preferred Stock into Common Stock	(1,162)	—
Less: Deemed dividend on waiver of restriction on Common Stock	(495)	—
Less: Cumulative preferred dividends	(5,521)	(1,349)
Net loss attributable to common stockholders, basic and diluted	$(27,973)	$(31,271)

Denominator:
Weighted-average Common Stock outstanding, basic and diluted	18,790,448	12,295,391
Net loss per share attributable to common stockholders, basic and diluted	$(1.49)	$(2.54)

Schedule of Diluted Net Loss per Share Attributable to Stockholders	The weighted-average number of shares of Common Stock outstanding noted above used to calculate both basic and diluted net loss per share attributable to stockholders of Common Stock for these periods is the same.
	September 30,
	2025	2024
Stock options	2,060,934	2,071,374
Series A Preferred Stock (as converted to common stock)	3,588,406	3,913,043
Publicly traded warrants	14,166,666	14,166,666
Shortfall Warrants	3,104,511	3,743,394
Term Loan Warrants	3,500,000	1,500,000
September 2025 Offering Warrants	5,868,336	-
Therefore, the weighted-average number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to stockholders of Common Stock for these periods is the same.
	Year ended December 31,
	2024	2023
Stock options	2,214,769	1,967,734
Series A Preferred Stock (as converted to common stock)	3,588,406	3,913,043
Publicly traded warrants	14,166,666	14,166,666
Shortfall Warrants	3,209,511	3,874,394
Contingent Sponsor Shares	—	1,000,000
2024 Term Loan Warrants	2,000,000	—
	25,179,352	24,921,837